Cash and due from banks and inter-bank funds - Additional information (Detail) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 PEN (S/)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Cash and Cash Equivalent [Line Items]
Foreign currency accrued interest percentage	3.25%	3.90%		3.25%	3.90%
Foreign currency interest rate on inter-bank funds liabilities	3.57%	4.44%		3.57%	4.44%
Local currency accrued interest percentage	4.00%			4.00%
Local currency accrued interest rate on Inter-bank funds assets	4.25%	5.00%		4.25%	5.00%
Deposits in foreign currency	S/ 1,580,610,000	S/ 564,600,000		$ 470,000,000	$ 150,000,000
Interest income on excess of legal reserve	161,596,000	202,637,000	S/ 194,446,000
Interest income on deposits	87,321,000	66,989,000	68,850,000
Interest income on time deposit	S/ 14,939,000	S/ 52,245,000	S/ 36,960,000
Bottom of range [member]
Cash and Cash Equivalent [Line Items]
Local currency accrued interest percentage		4.80%			4.80%
Local currency accrued interest rate on Inter-bank funds assets	4.25%			4.25%
Top of range [member]
Cash and Cash Equivalent [Line Items]
Local currency accrued interest percentage		4.85%			4.85%
Local currency accrued interest rate on Inter-bank funds assets	4.30%			4.30%